SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A Common Stock
Denominator:
Basic weighted average shares outstanding	11,500,000	6,133,333	0	10,208,219
Diluted weighted average shares outstanding	11,500,000	6,133,333		10,208,219
Basic net income per common stock	$ 0.08	$ 0.44	$ 0	$ 0.25
Diluted net income per common stock	$ 0.08	$ 0.44	$ 0.00	$ 0.25
Class A Common Stock | Common Stock
Numerator:
Allocation of net income, as adjusted, basic				$ 2,539,677
Allocation of net income, as adjusted, diluted				$ 2,531,301
Denominator:
Basic weighted average shares outstanding				10,208,219
Diluted weighted average shares outstanding				10,208,219
Diluted net income per common stock				$ 0.25
Class B Common Stock
Denominator:
Basic weighted average shares outstanding	2,875,000	2,700,000	2,500,000	2,831,849
Diluted weighted average shares outstanding	2,875,000	2,700,000	0	2,875,000
Basic net income per common stock	$ 0.08	$ 0.44	$ 0.00	$ 0.25
Diluted net income per common stock	$ 0.08	$ 0.44
Class B Common Stock | Common Stock
Numerator:
Allocation of net income, as adjusted, basic			$ (5,476)	$ 704,529
Allocation of net income, as adjusted, diluted				$ 712,905
Denominator:
Basic weighted average shares outstanding			2,500,000	2,831,849
Diluted weighted average shares outstanding				2,875,000
Diluted net income per common stock				$ 0.25